Financial instruments and risk management - Interest rate risk - Additional information (Detail) € in Millions, £ in Millions, $ in Millions		12 Months Ended
	Oct. 28, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 GBP (£)
Disclosure of detailed information about financial instruments [line items]
Notional amount		$ 1,377	$ 1,522
Borrowings		13,531	13,831
Foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Borrowings		12,166
Foreign exchange risk | US dollar
Disclosure of detailed information about financial instruments [line items]
Borrowings		11,707
Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Adjusted total borrowings		$ 11,600	$ 11,700
Weighted average maturity period		11 years	nine years
Interest rate risk | Pound sterling
Disclosure of detailed information about financial instruments [line items]
Increase in financial derivative charges on interest rate before tax		$ 55	$ 68
Interest rate risk | US dollar
Disclosure of detailed information about financial instruments [line items]
Increase in financial derivative charges on interest rate before tax		$ 65	$ 78
Interest rate risk | Floating interest rate
Disclosure of detailed information about financial instruments [line items]
Adjusted borrowings, interest rate		85.00%	86.00%	85.00%	85.00%	86.00%	86.00%
Interest rate risk | Fixed interest rate
Disclosure of detailed information about financial instruments [line items]
Adjusted borrowings, interest rate		15.00%	14.00%	15.00%	15.00%	14.00%	14.00%
Interest rate risk | LIBOR
Disclosure of detailed information about financial instruments [line items]
Borrowing cost recognised		$ 13	$ 7
Fair value hedges | Foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Hedged item, assets		139	388
Hedged item, liabilities		240	140
Alcan Inc. Debentures 7.25% due 2028
Disclosure of detailed information about financial instruments [line items]
Borrowings		105	109
Alcan Inc. Debentures 7.25% due 2028 | Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Notional amount			$ 1,500
Borrowings term			5 years
US Dollar Fixed Rate Borrowings | Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Notional amount		$ 6,000	$ 5,900	€ 417	£ 500	€ 417	£ 500
Effective exchange rate		131.05%		131.05%	131.05%
Rio Tinto Finance (USA) plc Bonds 2.75% 2051
Disclosure of detailed information about financial instruments [line items]
Borrowings	$ 1,250	$ 1,225	$ 0
Rio Tinto Finance (USA) plc Bonds 2.75% 2051 | Floating interest rate
Disclosure of detailed information about financial instruments [line items]
Borrowings term	7 years
Rio Tinto Finance (USA) plc Bonds 2.75% 2051 | Fixed interest rate
Disclosure of detailed information about financial instruments [line items]
Borrowings term	30 years